Schedule of condensed balance sheet (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Right-of-use Assets And Operating Lease Liabilities
Right-of-use assets	$ 1,448	$ 11,297	$ 15,295
Current	539	4,203	5,822
Non-current	909	7,093	9,482
Total	$ 1,448	$ 11,296	$ 15,304